REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 4,993	$ 6,006
Finance and interest income	273	288
Rents and other income on operating lease	195	163
Finance, interest and other income	468	451
Total Revenues	5,461	6,457
Sales of goods
Disaggregation of Revenue [Line Items]
Net sales	4,755	5,757
Rendering of services and other revenues
Disaggregation of Revenue [Line Items]
Net sales	156	145
Rents on assets sold with a buy-back commitment
Disaggregation of Revenue [Line Items]
Net sales	$ 82	$ 104